Other long-term investments	12 Months Ended
Dec. 31, 2021
Long Term Investments [Abstract]
Other long-term investments

8Other long-term investments

	As of December 31,
	2020	2021
Prepayments for long-term investments	2,924	-

Other long-term investments, gross	8,651	16,152
Less: Impairment	-	(4,038)
	8,651	12,114

The Group’s other long-term investments consist of securities without readily determinable fair value and over which the Group has neither significant influence nor control through investments in common stock or in-substance common stock.

8Other long-term investments (Continued)

Movement of other long-term investments and prepayments for long-term investments for the years ended December 31, 2020 and 2021 is as follows:

	For the years ended December 31,
	2020	2021
Balance at the beginning of year	2,503	11,575
Investments made/transferred from prepayments	7,129	4,502
Prepayments made	1,901	-
Impairment	-	(4,038)
Exchange differences	42	75
Balance at the end of year	11,575	12,114

Representing:
Prepayments for long-term investments	2,924	-
Other long-term investments	8,651	12,114
	11,575	12,114

The Group used measurement alternative for recording equity investments without readily determinable fair values at cost, less impairment, adjusted for subsequent observable price changes. Based on ASU 2016-01, entities that elect the measurement alternative will report changes in the carrying value of the equity investments in current earnings. If measurement alternative is used, changes in the carrying value of the equity investment will be recognized whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer, and impairment charges will be recorded when any impairment indicators are noted and the fair value is lower than the carrying value.

The Group, with the assistance of an independent valuer, assessed the fair value of certain investments as of the balance sheet date, using significant unobservable input including price-to-sales multiples of comparable companies and a discount for lack of marketability (the “DLOM”). The Group concluded that impairment was warranted for certain investments as of December 31, 2021 and recognized US$4,038 (2020: US$nil) impairment charges for investments without readily determinable fair value for the year ended December 31, 2021, which are related to investees in sports nutrition products business,  e-commerce platforms business, and publishing and advertising business whose financial performance was unsatisfactory with no obvious upturn or potential financing solutions in the foreseeable future.